OTHER FINANCIAL LIABILITIES	12 Months Ended
Dec. 31, 2018
Disclosure of financial liabilities [abstract]
OTHER FINANCIAL LIABILITIES

NOTE 19 - OTHER FINANCIAL LIABILITIES

The composition of other financial liabilities is as follows:

	As of	As of
	December 31,	December 31,
	2018	2017
	ThUS$	ThUS$
Current
(a) Interest bearing loans	1,397,156	1,288,749
(b) Hedge derivatives	25,921	12,200
(c) Derivative non classified as hedge acounting	7,712	-
Total current	1,430,789	1,300,949
Non-current
(a) Interest bearing loans	5,864,570	6,602,891
(b) Hedge derivatives	340	2,617
Total non-current	5,864,910	6,605,508

(a)	Interest bearing loans

Obligations with credit institutions and debt instruments:

	As of	As of
	December 31,	December 31,
	2018	2017
	ThUS$	ThUS$
Current
Loans to exporters	400,721	314,618
Bank loans (1)	37,743	59,017
Guaranteed obligations	324,976	531,173
Other guaranteed obligations	97,143	2,170
Subtotal bank loans	860,583	906,978
Obligation with the public (2)	14,643	14,785
Financial leases	425,100	276,541
Other loans	96,830	90,445
Total current	1,397,156	1,288,749

Non-current
Bank loans	184,998	260,433
Guaranteed obligations (3) (7)	2,209,045	3,505,669
Other guaranteed obligations	576,309	240,007
Subtotal bank loans	2,970,352	4,006,109
Obligation with the public (4) (5) (6)	1,538,436	1,569,281
Financial leases (7)	1,199,754	832,964
Other loans	156,028	194,537
Total non-current	5,864,570	6,602,891
Total obligations with financial institutions	7,261,726	7,891,640

(1) On September 29, 2016 TAM Linhas Aéreas S.A. obtained financing for US$ 200 million, guaranteed with 18% of the shares of Multiplus S.A., percentage adjustable depending on the shares price. Additionally, TAM obtained a hedging economic (Cross Currency Swap) for the same amount and period, in order to convert the commitment currency from US$ to BRL.

On March 30, 2017, TAM Linhas Aéreas S.A. restructured the financing mentioned in the previous paragraph, modifying the nominal amount of the transaction to US $ 137 million.

On September 27, 2017, TAM Linhas Aéreas S.A. made the payment of capital plus interest corresponding to the last installment of the financing described above. Simultaneously, all the garments were lifted on the shares of Multiplus S.A. delivered as collateral.

(2) On April 25, 2017, the payment of the principal plus interest on the long-term bonds issued by the company TAM Capital Inc. for an amount of US$ 300,000,000 at an interest rate of 7.375% annual. The payment consisted of 100% of the capital, US$ 300,000,000, and interest accrued as of the date of payment for ThUS $ 11,063.

(3) On April 10, 2017, the issuance and private placement of debt securities in the amount of US$ 140,000,000 was made under the current structure of the Enhanced Equipment Trust Certificates ("EETC") issued and placed the year 2015 to finance the acquisition of eleven Airbus A321-200, two Airbus A350-900 and four Boeing 787-9 with arrivals between July 2015 and April 2016. The offer is made up of Class C Certificates, which are subordinate to the Current Class A Certificates and Class B Certificates held by the Company. The term of the Class C Certificates is six years and expires in 2023.

(4) On April 11, 2017, LATAM Finance Limited, a company incorporated in the Cayman Islands with limited liability and exclusively owned by LATAM Airlines Group SA, has issued and placed on the international market, pursuant to Rule 144 -A and Regulation S of the securities laws of the United States of America, long-term unsecured bonds in the amount of US$ 700,000,000, maturing in 2024 at an annual interest rate of 6.875%.

As reported in the essential fact of April 6, 2017, the Issue and placement of the 144-A Bonds was intended to finance general corporate purposes of LATAM.

(5) On August 17, 2017, LATAM made the placement in the local market (Santiago Stock Exchange) of the Series A Bonds (BLATM-A), Series B (BLATM-B), Series C (BLATM-) C) and Series D (BLATM-D), which correspond to the first issue of bonds charged to the line inscribed in the Securities Registry of the Commission for the Financial Market (“CMF”), under number 862 for a total of UF 9,000,000.

The total amount placed of the Series A Bond was UF 2,500,000; The total amount placed of the Series B Bond was UF 2,500,000. The total amount placed of the Series C Bond was UF 1,850,000. The total amount placed of the Series D Bond was UF 1,850,000, thus totaling UF 8,700,000.

The Series A Bonds have an expiration date on June 1, 2022 and an annual interest rate of 5.25%. The Series B Bonds have an expiration date on January 1, 2028 and an annual interest rate of 5.75%. The Series C Bonds have an expiration date on June 1, 2022 and an annual interest rate of 5.25%. The Series D Bonds have an expiration date on January 1, 2028 and an annual interest rate of 5.75%.

The proceeds of the placement of the Series A, Series B, Series C and Series D Bonds were allocated in full to the partial financing of the early redemption of the total bonds of TAM Capital 3 inc.

(6) On September 1, 2017, TAM Capital 3 Inc., a company controlled indirectly by TAM S.A. through its subsidiary TAM Linhas Aéreas SA, which consolidates its financial statements with LATAM, made the full advance redemption of the bonds it placed abroad on June 3, 2011, for an amount of US $ 500 million at a 8.375% rate and with an expiration date on June 3, 2021. The total redemption was partially financed with the placement of bonds in the local market described in number (5) above, and the balance, with other funds available from the Company.

(7) In the period ended December 31, 2018, the Company sold its participation in twenty one special-purpose entities. As a result of this, the classification of the financial liabilities associated with 50 aircraft from bonds guaranteed to finance leases was modified.

All interest-bearing liabilities are recorded according to the effective rate method. Under IFRS, in the case of fixed rate loans, the effective rate determined does not vary over the duration of the loan, whereas in variable rate loans, the effective rate changes to the date of each payment of interest.

Currency balances that make the interest bearing loans:

	As of	As of
	December 31,	December 31,
	2018	2017
	ThUS$	ThUS$
Currency

Brazilian real	-	130
Chilean peso (U.F.)	500,398	521,122
US Dollar	6,767,812	7,370,388

Total	7,268,210	7,891,640

Interest-bearing loans due in installments to December 31, 2018

Debtor: LATAM Airlines Group S.A. and Subsidiaries,  Tax No. 89.862.200-2, Chile.

				Nominal values						Accounting values
					More than	More than	More than				More than	More than	More than
				Up to	90 days	one to	three to	More than	Total	Up to	90 days	one to	three to	More than	Total
		Creditor		90	to one	three	five	five	nominal	90	to one	three	five	five	accounting		Effective	Nominal
Tax No.	Creditor	country	Currency	days	year	years	years	years	value	days	year	years	years	years	value	Amortization	rate	rate
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%

Loans to exporters

97.032.000-8	BBVA	Chile	ThUS$	38,000	75,000	-	-	-	113,000	38,432	75,623	-	-	-	114,055	At Expiration	3.36	3.36
97.032.000-8	BBVA	Chile	UF	-	50,785	-	-	-	50,785	-	50,930	-	-	-	50,930	At Expiration	3.31	3.31
97.036.000-K	SANTANDER	Chile	ThUS$	23,000	-	-	-	-	23,000	23,025	-	-	-	-	23,025	At Expiration	3.90	3.90
97.030.000-7	ESTADO	Chile	ThUS$	-	-	-	-	-	-	-	-	-	-	-	-	At Expiration	-	-
97.003.000-K	BANCO DO BRASIL	Chile	ThUS$	200,000	-	-	-	-	200,000	200,698	-	-	-	-	200,698	At Expiration	3.64	3.64
97.951.000-4	HSBC	Chile	ThUS$	12,000	-	-	-	-	12,000	12,013	-	-	-	-	12,013	At Expiration	3.14	3.14

Bank loans

97.023.000-9	CORPBANCA	Chile	UF	5,461	16,385	16,385	-	-	38,231	5,480	16,385	16,232	-	-	38,097	Quarterly	3.35	3.35
0-E	BLADEX	U.S.A.	ThUS$	-	15,000	-	-	-	15,000	-	14,964	-	-	-	14,964	Semiannual	6.74	6.74
97.036.000-K	SANTANDER	Chile	ThUS$	-	-	102,521	-	-	102,521	223	-	102,521	-	-	102,744	Quarterly	5.60	5.60
76.362.099-9	BTG PACTUAL CHILE	Chile	UF	-	-	-	65,862	-	65,862	118	-	-	64,957	-	65,075	At Expiration	3.10	3.10

Obligations with the public
0-E	BANK OF NEW YORK	U.S.A.	ThUS$	-	-	500,000	-	700,000	1,200,000	13,057	-	495,617	-	697,869	1,206,543	At Expiration	7.44	7.03
97.030.000-7	ESTADO	Chile	UF	-	-	-	172,591	172,591	345,182	1,586	-	-	172,420	172,530	346,536	At Expiration	5.50	5.50

Guaranteed obligations

0-E	CREDIT AGRICOLE	France	ThUS$	658	1,986	5,384	2,052	-	10,080	715	1,986	5,384	2,052	-	10,137	Quarterly	3.23	3.23
0-E	BNP PARIBAS	U.S.A.	ThUS$	10,553	43,430	114,247	117,556	225,912	511,698	13,334	44,191	110,977	115,747	224,093	508,342	Quarterly	4.55	4.55
0-E	WILMINGTON TRUST	U.S.A.	ThUS$	20,689	65,846	178,818	237,334	450,071	952,758	26,365	65,846	173,617	235,058	447,686	948,572	Quarterly	4.47	4.47
0-E	CITIBANK	U.S.A.	ThUS$	10,776	32,790	90,991	72,189	62,619	269,365	11,923	32,790	86,130	70,048	61,203	262,094	Quarterly	3.82	2.93
0-E	US BANK	U.S.A.	ThUS$	15,506	47,050	129,462	135,489	84,177	411,684	17,433	47,050	114,729	129,547	82,137	390,896	Quarterly	4.00	2.82
0-E	NATIXIS	France	ThUS$	10,247	31,350	88,688	77,693	116,546	324,524	11,250	31,350	86,883	76,760	115,285	321,528	Quarterly	4.69	4.69
0-E	PK AIRFINANCE	U.S.A.	ThUS$	2,319	7,208	24,944	3,144	-	37,615	2,387	7,208	24,944	3,144	-	37,683	Monthly	4.15	4.14
0-E	INVESTEC	England	ThUS$	1,454	8,472	21,667	22,421	-	54,014	1,879	8,661	21,154	22,309	-	54,003	Semiannual	7.17	7.17
-	SWAP Aviones llegados	-	ThUS$	194	414	158	-	-	766	194	414	158	-	-	766	Quarterly	-	-
												-
Other guaranteed obligations

0-E	CREDIT AGRICOLE	France	ThUS$	-	-	253,692	-	-	253,692	2,646	-	252,207	-	-	254,853	At Expiration	4.11	4.11
0-E	DVB BANK SE	Germany	ThUS$	23,417	70,626	191,207	117,084	19,731	422,065	23,871	70,626	188,231	116,185	19,686	418,599	Quarterly	4.42	4.42

Financial leases

0-E	ING	U.S.A.	ThUS$	3,687	11,338	11,806	-	-	26,831	3,923	11,338	11,657	-	-	26,918	Quarterly	5.70	5.01
0-E	CREDIT AGRICOLE	France	ThUS$	13,171	24,577	18,655	-	-	56,403	13,187	24,331	18,655	-	-	56,173	Quarterly	3.66	3.31
0-E	CITIBANK	U.S.A.	ThUS$	13,209	40,365	77,587	40,997	-	172,158	13,998	40,365	75,830	40,801	-	170,994	Quarterly	4.40	3.80
0-E	PEFCO	U.S.A.	ThUS$	5,486	13,094	3,827	-	-	22,407	5,641	13,094	3,743	-	-	22,478	Quarterly	5.65	5.02
0-E	BNP PARIBAS	U.S.A.	ThUS$	7,926	29,494	22,147	-	-	59,567	8,320	29,493	21,891	-	-	59,704	Quarterly	3.90	3.58
0-E	WELLS FARGO	U.S.A.	ThUS$	31,673	95,981	263,239	230,417	98,028	719,338	34,816	95,981	245,615	224,395	96,589	697,396	Quarterly	2.77	2.09
97.036.000-K	SANTANDER	Chile	ThUS$	5,576	16,895	46,386	26,165	-	95,022	6,000	16,895	45,346	26,063	-	94,304	Quarterly	3.68	3.14
0-E	RRPF ENGINE	England	ThUS$	552	2,531	7,142	7,752	5,035	23,012	552	2,531	7,142	7,752	5,035	23,012	Monthly	4.01	4.01
0-E	APPLE BANK	U.S.A.	ThUS$	1,444	4,393	12,146	12,808	753	31,544	1,658	4,393	11,726	12,713	752	31,242	Quarterly	3.93	3.31
0-E	BTMU	U.S.A.	ThUS$	2,933	8,916	24,635	25,937	768	63,189	3,199	8,916	23,798	25,751	767	62,431	Quarterly	4.06	3.46
0-E	NATIXIS	France	ThUS$	10,056	7,951	5,154	-	-	23,161	10,135	7,952	5,154	-	-	23,241	Quarterly	4.28	4.12
0-E	KFW IPEX-BANK	Germany	ThUS$	1,699	5,188	5,328	-	-	12,215	1,723	5,188	5,328	-	-	12,239	Quarterly	4.20	4.19
0-E	AIRBUS FINANCIAL	U.S.A.	ThUS$	1,915	5,838	7,664	-	-	15,417	1,954	5,838	7,664	-	-	15,456	Monthly	4.19	4.19

Other loans

0-E	BOEING	U.S.A.	ThUS$	-	-	55,727	-	-	55,727	-	1,229	55,727	-	-	56,956	At Expiration	4.01	4.01
0-E	CITIBANK (*)	U.S.A.	ThUS$	23,167	72,018	101,026	-	-	196,211	23,583	72,018	100,301	-	-	195,902	Quarterly	6.00	6.00

	Total			496,768	804,921	2,380,633	1,367,491	1,936,231	6,986,044	535,318	807,586	2,318,361	1,345,702	1,923,632	6,930,599

(*) Securitized bond with the future flows from the sales with credit card in United States and Canada.

Interest-bearing loans due in installments to December 31, 2018

Debtor: TAM S.A. and Subsidiaries, Tax No. 02.012.862/0001-60, Brazil.

				Nominal values						Accounting values
					More than	More than	More than				More than	More than	More than
				Up to	90 days	one to	three to	More than	Total	Up to	90 days	one to	three to	More than	Total
		Creditor		90	to one	three	five	five	nominal	90	to one	three	five	five	accounting		Effective	Nominal
Tax No.	Creditor	country	Currency	days	year	years	years	years	value	days	year	years	years	years	value	Amortization	rate	rate
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%
Bank loans

0-E	NEDERLANDSCHE
	CREDIETVERZEKERING MAATSCHAPPIJ	Holland	ThUS$	138	426	1,233	54	-	1,851	147	426	1,233	54	-	1,860	Monthly	6.01	6.01

Financial leases

0-E	NATIXIS	France	ThUS$	3,043	6,490	44,525	41,731	-	95,789	3,656	6,490	44,525	41,731	-	96,402	Quarterly/Semiannual	6.87	6.87
0-E	WACAPOU LEASING S.A.	Luxemburg	ThUS$	728	2,219	6,280	-	-	9,227	756	2,219	6,280	-	-	9,255	Quarterly	4.81	4.81
0-E	SOCIÉTÉ GÉNÉRALE MILAN BRANCH	Italy	ThUS$	9,422	28,872	169,930	-	-	208,224	10,212	28,871	169,730	-	-	208,813	Quarterly	5.88	5.82
0-E	GA Telessis LLC	U.S.A	ThUS$	299	908	2,496	2,623	6,876	13,202	568	908	3,823	2,623	6,876	14,798	Quarterly	15.62	15.62

	Total			13,630	38,915	224,464	44,408	6,876	328,293	15,339	38,914	225,591	44,408	6,876	331,128

	Total consolidated			510,398	843,836	2,605,097	1,411,899	1,943,107	7,314,337	550,657	846,500	2,543,952	1,390,110	1,930,508	7,261,727

Interest-bearing loans due in installments to December 31, 2017

Debtor: LATAM Airlines Group S.A. and Subsidiaries,  Tax No. 89.862.200-2, Chile.

				Nominal values						Accounting values
					More than	More than	More than				More than	More than	More than
				Up to	90 days	one to	three to	More than	Total	Up to	90 days	one to	three to	More than	Total
		Creditor		90	to one	three	five	five	nominal	90	to one	three	five	five	accounting		Effective	Nominal
Tax No.	Creditor	country	Currency	days	year	years	years	years	value	days	year	years	years	years	value	Amortization	rate	rate
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%

Loans to exporters

97.032.000-8	BBVA	Chile	ThUS$	75,000	-	-	-	-	75,000	75,781	-	-	-	-	75,781	At Expiration	2.30	2.30
97.032.000-8	BBVA	Chile	UF	-	55,801	-	-	-	55,801	-	55,934	-	-	-	55,934	At Expiration	3.57	2.77
97.036.000-K	SANTANDER	Chile	ThUS$	30,000	-	-	-	-	30,000	30,129	-	-	-	-	30,129	At Expiration	2.49	2.49
97.030.000-7	ESTADO	Chile	ThUS$	40,000	-	-	-	-	40,000	40,071	-	-	-	-	40,071	At Expiration	2.57	2.57
97.003.000-K	BANCO DO BRASIL	Chile	ThUS$	100,000	-	-	-	-	100,000	100,696	-	-	-	-	100,696	At Expiration	2.40	2.40
97.951.000-4	HSBC	Chile	ThUS$	12,000	-	-	-	-	12,000	12,007	-	-	-	-	12,007	At Expiration	2.03	2.03

Bank loans

97.023.000-9	CORPBANCA	Chile	UF	21,298	21,360	42,006	-	-	84,664	21,542	21,360	41,548	-	-	84,450	Quarterly	3.68	3.68
0-E	BLADEX	U.S.A.	ThUS$	-	15,000	15,000	-	-	30,000	-	15,133	14,750	-	-	29,883	Semiannual	5.51	5.51
97.036.000-K	SANTANDER	Chile	ThUS$	-	-	202,284	-	-	202,284	439	-	202,284	-	-	202,723	Quarterly	4.41	4.41

Obligations with the public
0-E	BANK OF NEW YORK	U.S.A.	ThUS$	-	-	500,000	-	700,000	1,200,000	-	13,047	492,745	-	697,536	1,203,328	At Expiration	7.44	7.03
97.030.000-7	ESTADO	Chile	UF	-	-	-	189,637	189,637	379,274	-	1,738		189,500	189,500	380,738	At Expiration	5.50	5.50

Guaranteed obligations

0-E	CREDIT AGRICOLE	France	ThUS$	7,767	23,840	54,074	12,410	-	98,091	8,101	23,840	52,924	12,026	-	96,891	Quarterly	2.66	2.22
0-E	BNP PARIBAS	U.S.A.	ThUS$	10,929	44,145	114,800	119,948	285,399	575,221	13,328	44,781	111,319	117,987	282,714	570,129	Quarterly	3.41	3.40
0-E	WELLS FARGO	U.S.A.	ThUS$	27,223	82,402	225,221	233,425	240,716	808,987	30,143	82,402	203,371	224,295	236,179	776,390	Quarterly	2.46	1.75
0-E	WILMINGTON TRUST	U.S.A.	ThUS$	20,427	61,669	175,334	183,332	594,091	1,034,853	26,614	61,669	169,506	180,520	590,723	1,029,032	Quarterly	4.48	4.48
0-E	CITIBANK	U.S.A.	ThUS$	11,994	36,501	101,230	104,308	97,184	351,217	13,231	36,501	95,208	101,558	94,807	341,305	Quarterly	3.31	2.47
0-E	BTMU	U.S.A.	ThUS$	2,856	8,689	24,007	25,278	13,904	74,734	3,082	8,689	22,955	24,941	13,849	73,516	Quarterly	2.87	2.27
0-E	APPLE BANK	U.S.A.	ThUS$	1,401	4,278	11,828	12,474	7,242	37,223	1,583	4,278	11,303	12,303	7,212	36,679	Quarterly	2.78	2.18
0-E	US BANK	U.S.A.	ThUS$	15,157	45,992	126,550	132,441	152,693	472,833	17,364	45,992	109,705	125,006	148,318	446,385	Quarterly	4.00	2.82
0-E	DEUTSCHE BANK	U.S.A.	ThUS$	2,965	9,127	25,826	28,202	30,786	96,906	3,534	9,127	25,130	27,739	30,323	95,853	Quarterly	4.39	4.39
0-E	NATIXIS	France	ThUS$	14,645	44,627	107,068	91,823	154,848	413,011	15,642	44,627	105,056	90,823	153,124	409,272	Quarterly	3.42	3.40
0-E	PK AIRFINANCE	U.S.A.	ThUS$	2,163	6,722	19,744	17,871	-	46,500	2,225	6,722	19,744	17,871	-	46,562	Monthly	3.18	3.18
0-E	KFW IPEX-BANK	Germany	ThUS$	2,397	6,678	16,173	1,640	-	26,888	2,428	6,677	16,174	1,640	-	26,919	Quarterly	3.31	3.31
0-E	AIRBUS FINANCIAL	U.S.A.	ThUS$	1,855	5,654	15,416	-	-	22,925	1,900	5,654	15,416	-	-	22,970	Monthly	3.19	3.19
0-E	INVESTEC	England	ThUS$	1,374	7,990	20,440	22,977	10,597	63,378	1,808	8,181	19,801	22,769	10,565	63,124	Semiannual	6.04	6.04
-	SWAP Aviones llegados	-	ThUS$	301	749	765	-	-	1,815	301	749	765	-	-	1,815	Quarterly		-

Other guaranteed obligations

0-E	CREDIT AGRICOLE	France	ThUS$	-	-	241,287	-	-	241,287	2,170	-	240,007	-	-	242,177	At Expiration	3.38	3.38

Financial leases

0-E	ING	U.S.A.	ThUS$	5,347	10,779	26,831	-	-	42,957	5,717	10,779	26,500	-	-	42,996	Quarterly	5.67	5.00
0-E	CITIBANK	U.S.A.	ThUS$	11,206	34,267	86,085	49,853	2,863	184,274	12,013	34,267	84,104	49,516	2,859	182,759	Quarterly	3.78	3.17
0-E	PEFCO	U.S.A.	ThUS$	12,526	32,850	22,407	-	-	67,783	12,956	32,850	22,088	-	-	67,894	Quarterly	5.46	4.85
0-E	BNP PARIBAS	U.S.A.	ThUS$	13,146	33,840	48,823	2,296	-	98,105	13,548	33,840	48,253	2,293	-	97,934	Quarterly	3.66	3.25
0-E	WELLS FARGO	U.S.A.	ThUS$	10,630	33,866	91,162	64,471	20,984	221,113	11,460	33,866	88,674	63,860	20,903	218,763	Quarterly	3.17	2.67
97.036.000-K	SANTANDER	Chile	ThUS$	5,459	16,542	45,416	46,472	3,134	117,023	5,813	16,542	44,010	46,153	3,128	115,646	Quarterly	2.51	1.96
0-E	RRPF ENGINE	England	ThUS$	265	2,430	6,856	7,441	8,991	25,983	265	2,430	6,856	7,441	8,991	25,983	Monthly	4.01	4.01

Other loans

0-E	CITIBANK (*)	U.S.A.	ThUS$	21,822	67,859	196,210	-	-	285,891	22,586	67,859	194,537	-	-	284,982	Quarterly	6.00	6.00

	Total			482,153	713,657	2,562,843	1,346,299	2,513,069	7,618,021	508,477	729,534	2,484,733	1,318,241	2,490,731	7,531,716

(*) Bonus securitized with the future flows of credit card sales in the United States and Canada.

Interest-bearing loans due in installments to December 31, 2017

Debtor: TAM S.A. and Subsidiaries, Tax No. 02.012.862/0001-60, Brazil.

				Nominal values						Accounting values
					More than	More than	More than				More than	More than	More than
				Up to	90 days	one to	three to	More than	Total	Up to	90 days	one to	three to	More than	Total
		Creditor		90	to one	three	five	five	nominal	90	to one	three	five	five	accounting		Effective	Nominal
Tax No.	Creditor	country	Currency	days	year	years	years	years	value	days	year	years	years	years	value	Amortization	rate	rate
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%

Bank loans

0-E	NEDERLANDSCHE
	CREDIETVERZEKERING MAATSCHAPPIJ	Holland	ThUS$	130	401	1,161	690	-	2,382	142	401	1,161	690	-	2,394	Monthly	6.01	6.01

Financial leases

0-E	NATIXIS	France	ThUS$	2,853	6,099	19,682	70,402	-	99,036	3,592	6,099	19,682	70,402	-	99,775	Quarterly/Semiannual	5.59	5.59
0-E	WACAPOU LEASING S.A.	Luxemburg	ThUS$	696	2,125	6,020	3,206	-	12,047	732	2,125	6,020	3,207	-	12,084	Quarterly	3.69	3.69
0-E	SOCIÉTÉ GÉNÉRALE MILAN BRANCH	Italy	ThUS$	8,964	27,525	208,024	-	-	244,513	9,992	27,525	208,024	-	-	245,541	Quarterly	4.87	4.81
0-E	BANCO IBM S.A	Brazil	BRL	21	-	-	-	-	21	21	-	-	-	-	21	Monthly	6.89	6.89
0-E	SOCIETE GENERALE	France	BRL	101	8	-	-	-	109	101	8	-	-	-	109	Monthly	6.89	6.89

	Total			12,765	36,158	234,887	74,298	-	358,108	14,580	36,158	234,887	74,299	-	359,924

	Total consolidated			494,918	749,815	2,797,730	1,420,597	2,513,069	7,976,129	523,057	765,692	2,719,620	1,392,540	2,490,731	7,891,640

(b)	Hedge derivatives

					Total hedge
	Current liabilities		Non-current liabilities		derivatives
	As of	As of	As of	As of	As of	As of
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2018	2017	2018	2017	2018	2017
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Accrued interest from the last date of interest rate swap	2,321	1,189	340	-	2,661	1,189
Fair value of interest rate derivatives	335	8,919	-	2,617	335	11,536
Fair value of fuel derivatives	15,678	-	-	-	15,678	-
Fair value of foreign currency derivatives	7,587	2,092	-	-	7,587	2,092
Total hedge derivatives	25,921	12,200	340	2,617	26,261	14,817

(c)	Derivatives of non-coverage

					Total derivatives of
	Current liabilities		Non-current liabilities		no coverage
	As of 31	As of 31	As of 31	As of 31	As of 31	As of 31
	december of	december of	december of	december of	december of	december of
	2018	2017	2018	2017	2018	2017
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Derivative of foreign currency not registered as coverage	7,712	-	-	-	7,712	-

Total derived from non-coverage	7,712	-	-	-	7,712	-

The foreign currency derivatives correspond to options, forwards and swaps.

Hedging operation

The fair values of net assets/ (liabilities), by type of derivative, of the contracts held as hedging instruments are presented below:

	As of	As of
	December 31,	December 31,
	2018	2017
	ThUS$	ThUS$

Cross currency swaps (CCS) (1)	15,099	38,875
Interest rate swaps (2)	(2,194)	(6,542)
Fuel options (3)	(15,811)	10,711
Currency options R$/US$ (4)	-	4,370
Currency options CLP/US$ (4)	-	636

(1)	Covers the significant variations in cash flows associated with market risk implicit in the changes in the 3-month LIBOR interest rate and the exchange rate US$/UF of bank loans. These contracts are recorded as cash flow hedges and fair value.

(2)	Covers the significant variations in cash flows associated with market risk implicit in the increases in the 3 months LIBOR interest rates for long-term loans incurred in the acquisition of aircraft and bank loans. These contracts are recorded as cash flow hedges.

(3)	Covers significant variations in cash flows associated with market risk implicit in the changes in the price of future fuel purchases. These contracts are recorded as cash flow hedges.

(4)	Covers the foreign exchange risk exposure of operating cash flows caused mainly by fluctuations in the exchange rate CLP/US$, R$/US$, US$/EUR and US$/GBP. These contracts are recorded as cash flow hedges.

During the periods presented, the Company only has cash flow and fair value hedges (in the case of CCS). In the case of fuel hedges, the cash flows subject to such hedges will occur and will impact results in the next 9 months from the date of the consolidated statement of financial position, while in the case of hedges of interest rates, these they will occur and will impact results throughout the life of the associated loans, up to their maturity. In the case of currency hedges through a CCS, there is a group of hedging relationships, in which two types of hedge accounting are generated, one of cash flow for the US $ / UF component; and another of fair value, for the floating rate component US $. The other group of hedging relationships only generates cash flow hedge accounting for the US $ / UF component.

During the periods presented, no hedging operations of future highly probable transaction that have not been realized have occurred.

Since none of the coverage resulted in the recognition of a non-financial asset, no portion of the result of the derivatives recognized in equity was transferred to the initial value of such assets.

The amounts recognized in comprehensive income during the period and transferred from net equity to income are as follows:

	For the year ended
	December 31,
	2018	2017	2016
	ThUS$	ThUS$	ThUS$

Debit (credit) recognized in comprehensive income during the period	(27,797)	18,344	127,390
Debit (credit) transferred from net equity to income during the period	30,018	(15,000)	(113,403)